Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
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Prepayments and Other Current Assets
8.	PREPAYMENTS AND OTHER CURRENT ASSETS

			December 31,
	Note		2017	2018
			RMB	RMB
Amounts due from China Telecom Group			774	1,035
Amounts due from China Tower			2,152	293
Amounts due from other telecommunications operators in the PRC			369	333
Prepayments in connection with construction work and equipment purchases			2,542	2,752
Prepaid expenses and deposits			3,486	3,628
Value-added tax recoverable			7,186	8,618
Other receivables	(i	)	5,619	6,960

			22,128	23,619

Note:

(i)

Other receivables as of December 31, 2018 include the unpaid remaining consideration of the contribution from non-controlling interest of a subsidiary of the Group amounting to RMB90, which was received in January 2019.